Note 11 - Summary of Stock Options (Details) - Summary of Option Activity Under All Plans (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 11 - Summary of Stock Options (Details) - Summary of Option Activity Under All Plans [Line Items]
Vested and exercisable and expected to vest, end of year	2,664,185,000	2,099,687	348,865
Vested and exercisable and expected to vest, end of year	$ 930	$ 1.06	$ 1.24
Vested and exercisable and expected to vest, end of year	9 years 58 days	9 years 105 days	8 years 292 days
Vested and exercisable, end of year	608,492,000	519,901	120,955
Vested and exercisable, end of year	$ 2,160	$ 2.45	$ 2.48
Vested and exercisable, end of year	7 years 251 days	7 years 324 days	8 years 219 days
Options granted	635,000,000	1,901,476	95,581
Options granted	$ 470	$ 0.60	$ 1.24
Options assumed from PLC		68,238
Options assumed from PLC		$ 10.24
Options exercised		(160)
Options exercised		$ 0.12
Options canceled	(21,000,000)	(41,184)	(92,699)
Options canceled		$ 1.83	$ 1.24
Beginning of Period [Member]
Note 11 - Summary of Stock Options (Details) - Summary of Option Activity Under All Plans [Line Items]
Options outstanding	2,291,783,000	363,413	360,531
Weighted average exercise price	$ 1,020	$ 1.24	$ 1.24
Weighted average remaining contractual term	9 years 116 days	8 years 292 days	9 years 270 days
Options outstanding		2,291,783,000	363,413
Weighted average exercise price		$ 1,020	$ 1.24
Weighted average remaining contractual term	9 years 116 days	8 years 292 days	9 years 270 days
End of Period [Member]
Note 11 - Summary of Stock Options (Details) - Summary of Option Activity Under All Plans [Line Items]
Options outstanding	2,291,783	363,413
Weighted average exercise price	$ 1.02	$ 1.24
Weighted average remaining contractual term	9 years 73 days	9 years 116 days	8 years 292 days
Options outstanding	2,905,783,000	2,291,783	363,413
Weighted average exercise price	$ 900	$ 1.02	$ 1.24
Weighted average remaining contractual term	9 years 73 days	9 years 116 days	8 years 292 days